Changes in Shares of Convertible Preferred Stock and Common Stock (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	27,654,928	25,036,330
Issuance of common stock from option exercises	13,814	28,320	1,463
Temporary equity balance , shares	30,381,987	27,654,928	25,036,330
Series A Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	162,109	163,462
Temporary equity balance , shares	162,109	162,109	163,462
Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	27,654,928	25,036,330	16,748,405
Repurchase of Series A convertible preferred stock and deemed capital contribution		(1,353)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(22,308,230)
Conversion of Securities		1,739,405	22,308,230
Issuance of convertible preferred stock		880,546	2,564,638
Temporary equity balance , shares	30,381,987	27,654,928	25,036,330
Convertible Preferred Stock | Series A Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	162,109	163,462	163,462
Repurchase of Series A convertible preferred stock and deemed capital contribution		(1,353)
Temporary equity balance , shares		162,109	163,462
Convertible Preferred Stock | Extinguished Series B-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			6,321,238
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(6,321,238)
Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			9,108,533
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(7,638,048)
Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			1,155,172
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(2,138,730)
Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(6,210,214)
Convertible Preferred Stock | New Series B Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	22,308,230	22,308,230
Conversion of Securities			22,308,230
Temporary equity balance , shares		22,308,230	22,308,230
Convertible Preferred Stock | New Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	5,184,589	2,564,638
Conversion of Securities		1,739,405
Issuance of convertible preferred stock		880,546	2,564,638
Temporary equity balance , shares		5,184,589	2,564,638
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Issuance of convertible preferred stock			983,558
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Issuance of convertible preferred stock			983,558
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			3,196,417
Issuance of convertible preferred stock			3,013,797
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			3,196,417
Issuance of convertible preferred stock			3,013,797
Convertible Preferred Stock | Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			(1,470,485)
Convertible Preferred Stock | Series C Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			(1,470,485)
Common Stock
Schedule of Common Stock as Converted [Line Items]
Balance (in shares)	907,037	878,717	730,203
Issuance of common stock from option exercises	13,814	28,320	1,463
Balance (in shares)	920,851	907,037	878,717
Common Stock | Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			147,051